LEASE - Capital lease and other financing obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital lease obligations
Within 1 year	¥ 212,780	¥ 71,300
After 1 year but within 2 years	220,293	85,783
After 2 years but within 3 years	316,475	92,677
After 3 years but within 4 years	144,052	193,202
After 4 years but within 5 years	141,910	71,501
After 5 years	1,900,744	716,089
Total minimum lease payments	2,936,254	1,230,552
Less: total future interest	(1,209,120)	(552,060)
Present value of capital lease obligations	1,727,134	678,492
Other financing obligations
Within 1 year	45,007	22,044
After 1 year but within 2 years	63,151	38,443
After 2 years but within 3 years	75,685	39,548
After 3 years but within 4 years	76,678	41,586
After 4 years but within 5 years	80,832	42,287
After 5 years	1,469,318	725,178
Total other financing obligations	1,810,671	909,086
Less: total future interest	(905,590)	(450,670)
Less: estimated building costs	(231,228)	(25,356)
Present value of other financing obligations	673,853	433,060
Total
Within 1 year	257,787	93,344
After 1 year but within 2 years	283,444	124,226
After 2 years but within 3 years	392,160	132,225
After 3 years but within 4 years	220,730	234,788
After 4 years but within 5 years	222,742	113,788
After 5 years	3,370,062	1,441,267
Total	4,746,925	2,139,638
Less: total future interest	(2,114,710)	(1,002,730)
Less: estimated building costs	(231,228)	(25,356)
Present value of total obligations	2,400,987	1,111,552
Including:
Current Portion	97,943	88,593
Noncurrent portion	¥ 2,303,044	¥ 1,022,959
Weighted average effective interest rate of capital and built-to-suit leases (as a percent)	7.28%	8.04%